Loss Per Share (Details) - Schedule of loss per share - € / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of loss per share [Abstract]
Basic loss per ordinary share (in Euro per share)	€ (68.53)	€ 0.00
Diluted loss per ordinary share (in Euro per share)	€ (68.53)	€ 0.00
Number of ordinary shares used for loss per share (weighted average)
Basic	2,672,200	2,125,000
Diluted	2,672,200	2,125,000
Total	2,672,200	2,125,000